Consolidated Statement of Loss and Comprehensive Loss - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Profit or loss [abstract]
Net operating revenue	R$ 193,282	R$ 168,985	R$ 124,545
Cost of services provided	(70,754)	(66,138)	(52,813)
Gross profit	122,528	102,847	71,732
Sales and marketing expenses	(28,084)	(28,827)	(27,370)
General and administrative expenses	(57,732)	(93,156)	(53,347)
Impairment of goodwill	(18,341)	(11,373)	(86,897)
Other operating (expenses) income, net	(1,893)	17,597	182
Listing expense		(176,282)
Operating profit (loss)	16,478	(189,194)	(95,700)
Financial income and expenses, net	(85,184)	(55,110)	(16,730)
Loss before income tax	(68,706)	(244,304)	(112,430)
Income tax, net	(9,503)	(3,558)	(1,776)
Net loss	(78,209)	(247,862)	(114,206)
Net loss attributed to:
Owners of the Company	(86,173)	(254,711)	(114,408)
Non-controlling interests	R$ 7,964	R$ 6,849	R$ 202
Loss per share
Basic loss per share (R$) (in Brazil Real per share)	R$ (2.58)	R$ (10.73)	R$ (6.48)
Diluted loss per share (in Brazil Real per share)	R$ (2.58)	R$ (10.73)	R$ (6.48)
Other comprehensive loss:
Foreign currency translation adjustment	R$ (2,968)
Total other comprehensive loss	(2,968)
Comprehensive loss	R$ (81,177)	R$ (247,862)	R$ (114,206)